RELATED-PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
RELATED-PARTY TRANSACTIONS

NOTE 13: RELATED-PARTY TRANSACTIONS

Since May 13, 2019 when HUMBL was incorporated, they relied on entities that had common ownership to HUMBL for either assistance with payment of bills or for services rendered to assist HUMBL in bringing their products to market. The Company has not relied on these entities since early 2021 for this assistance. The amounts were largely for shared services that have ceased in 2021. The Company had recorded $15,200 and $89,491 in the years ended December 31, 2021 that were recorded in development costs.

Monster Creative LLC [Member]
RELATED-PARTY TRANSACTIONS

NOTE 6: RELATED-PARTY TRANSACTIONS

An officer of the Company from time to time has funded operations at various points in unsecured advances. These advances as well as advances with relatives of the officers accrue interest at 5% interest per annum. All interest is paid through the six months ended June 30, 2021 and 2020. There are no other related party transactions in these years.

NOTE 6: RELATED-PARTY TRANSACTIONS

An officer of the Company from time to time has funded operations at various points in unsecured advances. These advances as well as advances with relatives of the officers accrue interest at 5% interest per annum. All interest is paid through the years ended December 31, 2020 and 2019. There are no other related party transactions in these years.